Cover	Sep. 14, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2020
Entity File Number	001-32514
Entity Registrant Name	DiamondRock Hospitality Company
Entity Central Index Key	0001298946
Entity Tax Identification Number	20-1180098
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Bethesda Metro Center
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DRH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.250% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DRH Pr A
Security Exchange Name	NYSE